Accounts and notes receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysed into:
Accounts receivable	¥ 40,274,603	¥ 30,045,678
Notes receivable	3,743,482	8,325,966
Gross amounts of accounts receivable	44,018,085	38,371,644
Less: Loss allowance	140,088	155,929	¥ 195,320
Total	43,877,997	38,215,715
At amortised cost [member]
Analysed into:
Accounts receivable	39,996,822	28,789,790
Notes receivable	3,743,482	8,325,966
At fair value through other comprehensive income [member]
Analysed into:
Accounts receivable	¥ 277,781	¥ 1,255,888